UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)       (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2008

FORM N-Q

Item 1. Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
September 30, 2008 (unaudited)

Description	Shares	Value
Common Stocks — 96.2%
Finland — 2.0%
Nokia Corp. Sponsored ADR (c)	192,800	$3,595,720
France — 6.7%
GDF Suez Sponsored ADR	75,981	3,723,069
Sanofi-Aventis ADR	105,200	3,457,924
Societe Generale Sponsored ADR	72,000	1,231,920
Total SA Sponsored ADR	64,000	3,883,520
Total France		12,296,433
Ireland — 1.1%
CRH PLC Sponsored ADR	98,300	2,095,756
Italy — 1.0%
Eni SpA Sponsored ADR	36,350	1,924,733
Japan — 7.6%
Canon, Inc. Sponsored ADR	44,700	1,687,425
Hoya Corp. Sponsored ADR	73,500	1,447,950
Mitsubishi UFJ Financial Group,
Inc. ADR	528,000	4,614,720
Nomura Holdings, Inc. ADR	332,600	4,350,408
Sumitomo Mitsui Financial Group,
Inc. ADR	321,200	1,968,956
Total Japan		14,069,459
Netherlands — 2.4%
Heineken NV ADR	225,600	4,487,184
Singapore — 2.7%
Singapore Telecommunications,
Ltd. ADR	217,400	4,880,630
Sweden — 0.6%
Telefonaktiebolaget LM Ericsson
Sponsored ADR	123,800	1,167,434
Switzerland — 10.5%
Credit Suisse Group Sponsored
ADR	73,400	3,543,752
Nestle SA Sponsored ADR (c)	86,000	3,680,800
Novartis AG ADR	78,900	4,169,076
Roche Holding AG Sponsored
ADR	46,200	3,571,260
UBS AG (a)	107,587	1,887,076
Zurich Financial Services AG ADR	92,500	2,571,500
Total Switzerland		19,423,464

Description	Shares	Value

United Kingdom — 18.4%
Barclays PLC Sponsored ADR	82,328	$2,033,502
BP PLC Sponsored ADR	97,100	4,871,507
Cadbury PLC Sponsored ADR	72,128	2,952,920
Diageo PLC Sponsored ADR (c)	101,100	6,961,746
GlaxoSmithKline PLC Sponsored
ADR	80,200	3,485,492
HSBC Holdings PLC Sponsored
ADR	76,300	6,167,329
Tesco PLC Sponsored ADR	153,200	3,171,240
Vodafone Group PLC Sponsored
ADR (c)	191,712	4,236,835
Total United Kingdom		33,880,571

United States — 43.2%
Bank of America Corp. (c)	138,200	4,837,000
Bank of New York Mellon Corp.	103,600	3,375,288
Bristol-Myers Squibb Co.	92,600	1,930,710
Cisco Systems, Inc. (a), (c)	220,400	4,972,224
ConocoPhillips	32,900	2,409,925
Dr Pepper Snapple Group, Inc. (a)	54,096	1,432,462
Exxon Mobil Corp.	105,100	8,162,066
General Electric Co. (c)	116,300	2,965,650
International Business Machines
Corp.	58,700	6,865,552
Johnson & Johnson (c)	104,300	7,225,904
JPMorgan Chase & Co. (c)	148,896	6,953,443
Microsoft Corp.	326,400	8,711,616
Oracle Corp. (a), (c)	399,700	8,117,907
The Home Depot, Inc.	165,500	4,284,795
United Technologies Corp. (c)	68,900	4,138,134
Wyeth	88,900	3,283,966
Total United States		79,666,642

Total Common Stocks
(Identified cost $177,792,071)		177,488,026
	Principal
	Amount
Description	(000) (d)	Value

Foreign Government Obligations — 13.1%

Brazil — 1.2%
Brazil NTN-F:
10.00%, 07/01/10	2,641	1,296,367
10.00%, 01/01/12	2,000	965,043
Total Brazil		2,261,410

Egypt — 3.9%
Egypt Treasury Bills:
0.00%, 10/28/08	5,075	919,818

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value
0.00%, 10/28/08	20,725	$3,756,300
0.00%, 11/18/08	2,850	512,723
0.00%, 12/23/08	2,975	528,681
0.00%, 02/24/09	1,500	260,839
0.00%, 03/03/09	6,725	1,166,635
Total Egypt		7,144,996
Ghana — 0.3%
Ghanaian Government Bonds:
13.50%, 03/30/10	420	318,313
14.00%, 03/07/11	310	223,470
Total Ghana		541,783
Hungary — 1.8%
Hungarian Government Bonds:
6.00%, 10/12/11	81,400	429,648
7.25%, 06/12/12	451,400	2,446,854
5.50%, 02/12/14	87,700	438,279
Total Hungary		3,314,781
Israel — 0.3%
Israel Government Bond,
7.00%, 04/29/11	2,001	604,655
Mexico — 1.5%
Mexican Bonos:
9.00%, 12/20/12	13,145	1,230,136
7.75%, 12/14/17	17,000	1,487,743
Total Mexico		2,717,879
Peru — 1.1%
Peru Bono Soberano,
12.25%, 08/10/11	5,584	2,059,668
Poland — 0.2%
Polish Government Bond,
6.25%, 10/24/15	879	371,096
Turkey — 2.6%
Turkish Government Bonds:
0.00%, 10/07/09	3,230	2,127,229
14.00%, 01/19/11	3,570	2,544,622
Total Turkey		4,671,851
Uganda — 0.2%
Uganda Government Bond,
10.00%, 04/01/10	676,000	387,344

	Principal
	Amount
Description	(000) (d)	Value
Total Foreign Government
Obligations
(Identified cost $25,203,888)		$24,075,463
Structured Notes — 3.8%
Brazil — 2.3%
Citigroup Funding, Inc. Brazil
Inflation-Indexed Currency and
Credit Linked Unsecured Notes
NTN-B:
9.50%, 05/18/09 (e)	927	1,260,104
9.40%, 08/17/10 (e)	1,029	1,352,218
8.80%, 05/18/15:
Series LTCLN0335 (e)	989	1,239,507
Series LTCLN0948 (e)	365	388,378
Total Brazil		4,240,207

Colombia — 1.5%
Citigroup Funding, Inc. Colombia
TES Credit Linked Unsecured
Note,
12.01%, 04/27/12 (e)	397	425,778
JPMorgan Chase & Co. Colombian
Peso Linked Notes:
10.77%, 11/14/10 (e)	1,200	1,041,120
11.92%, 03/05/15 (e)	1,638	1,285,830
Total Colombia		2,752,728
Total Structured Notes
(Identified cost $6,531,542)		6,992,935
Corporate Bond — 0.8%
United States — 0.8%
JPMorgan Chase & Co.,
9.28%, 06/20/11
(Identified cost $1,668,786) (e)	40,000	1,538,039

Supranationals — 0.4%
African Development Bank,
12.00%, 10/19/08 (f)	460	374,903
European Investment Bank,
12.25%, 02/26/10 (g)	1,375,000	373,461
Total Supranationals
(Identified cost $778,931)		748,364

Total Investments—114.3%
(Identified cost $211,975,218) (b)	$210,842,827
Liabilities in Excess of Cash and
Other Assets—(14.3)%	(26,364,753)
Net Assets—100.0%	$184,478,074

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2008:
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
AED	10/29/08	7,726,000	$2,103,572	$2,103,797	$225	$-
AED	11/17/08	5,257,000	1,431,255	1,431,586	331	-
ARS	10/20/08	1,536,003	486,000	486,472	472	-
ARS	10/20/08	1,556,975	490,000	493,114	3,114	-
ARS	10/20/08	1,555,212	492,000	492,555	555	-
BRL	11/13/08	1,887,502	1,093,000	984,192	-	108,808
CLP	12/17/08	510,449,250	951,000	919,867	-	31,133
CNY	06/24/09	13,508,603	2,094,000	1,947,002	-	146,998
CNY	09/08/09	2,953,900	436,000	425,983	-	10,017
COP	10/02/08	400,331,700	201,000	182,879	-	18,121
COP	10/02/08	1,408,704,000	704,000	643,523	-	60,477
COP	11/04/08	874,800,000	400,000	397,671	-	2,329
EUR	10/06/08	689,000	979,552	969,974	-	9,578
EUR	10/06/08	577,000	835,208	812,301	-	22,907
EUR	10/06/08	403,146	625,207	567,550	-	57,657
EUR	10/13/08	1,033,000	1,456,840	1,455,300	-	1,540
EUR	10/14/08	1,121,000	1,580,946	1,579,437	-	1,509
EUR	10/28/08	1,311,732	1,854,853	1,850,823	-	4,030
GHC	10/20/08	561,300	473,272	478,150	4,878	-
GHC	11/28/08	865,700	728,397	720,055	-	8,342
GHC	12/22/08	155,000	127,993	127,111	-	882
HUF	10/20/08	64,732,000	375,759	375,764	5	-
IDR	10/14/08	10,310,220,000	1,098,000	1,092,147	-	5,853
IDR	11/17/08	18,290,181,000	1,911,000	1,928,232	17,232	-
IDR	12/09/08	6,971,500,000	730,000	732,539	2,539	-
ILS	10/15/08	3,296,180	911,000	949,022	38,022	-
ILS	11/04/08	2,953,349	816,000	849,913	33,913	-
INR	10/16/08	44,520,680	967,000	948,003	-	18,997
INR	10/23/08	51,354,030	1,183,000	1,093,549	-	89,451
INR	11/03/08	8,988,240	204,000	191,409	-	12,591
INR	11/10/08	78,648,990	1,851,000	1,674,752	-	176,248
KES	10/16/08	17,546,000	248,000	239,779	-	8,221
KES	10/21/08	17,972,000	252,726	245,599	-	7,127
KES	10/22/08	29,819,000	407,224	407,496	272	-
KWD	10/08/08	288,360	1,080,000	1,080,266	266	-
KWD	10/22/08	319,000	1,187,198	1,193,980	6,782	-
KWD	10/30/08	968,000	3,525,127	3,621,259	96,132	-
MXN	10/06/08	9,778,654	929,000	894,130	-	34,870
MYR	10/03/08	1,741,686	513,000	505,936	-	7,064
MYR	10/03/08	1,741,686	505,951	505,936	-	15
MYR	10/07/08	2,227,276	682,000	647,060	-	34,940
MYR	10/14/08	2,887,731	891,000	839,539	-	51,461
MYR	10/20/08	2,560,860	738,000	744,970	6,970	-
MYR	10/24/08	3,879,831	1,201,000	1,129,134	-	71,866
MYR	11/03/08	2,139,694	623,000	623,351	351	-
MYR	11/03/08	1,196,424	348,000	348,551	551	-
MYR	11/28/08	2,627,552	785,000	767,098	-	17,902
NGN	10/14/08	64,611,850	547,604	548,200	596	-

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2008 (continued):
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
NGN	10/16/08	101,813,250	$861,000	$863,836	$2,836	$-
NGN	10/27/08	66,388,000	560,000	563,270	3,270	-
NGN	10/31/08	161,737,000	1,361,423	1,360,401	-	1,022
NGN	11/20/08	36,146,000	305,597	304,031	-	1,566
NGN	11/24/08	66,076,000	558,452	555,778	-	2,674
PEN	10/21/08	1,691,746	596,000	566,673	-	29,327
PEN	11/10/08	401,731	144,000	134,382	-	9,618
PEN	12/03/08	721,103	243,000	240,766	-	2,234
PEN	12/10/08	1,677,008	562,000	559,609	-	2,391
PEN	03/03/09	2,749,120	968,000	911,012	-	56,988
PEN	03/11/09	1,596,335	533,000	528,851	-	4,149
PHP	10/15/08	44,719,920	934,000	950,532	16,532	-
PHP	10/27/08	55,769,480	1,196,000	1,185,486	-	10,514
PHP	12/11/08	45,077,500	949,000	958,558	9,558	-
PLN	10/06/08	2,341,599	964,733	970,551	5,818	-
PLN	10/06/08	1,055,274	512,966	437,392	-	75,574
PLN	10/14/08	3,892,602	1,761,000	1,613,548	-	147,452
PLN	10/14/08	4,018,830	1,635,000	1,665,872	30,872	-
PLN	10/14/08	1,526,562	666,912	632,785	-	34,127
RUB	10/14/08	14,834,880	606,000	577,515	-	28,485
RUB	10/22/08	6,858,155	269,000	266,699	-	2,301
RUB	10/22/08	80,990,000	3,221,239	3,149,534	-	71,705
RUB	12/02/08	11,377,905	439,429	439,880	451	-
RUB	12/11/08	22,029,000	851,560	851,286	-	274
RUB	03/16/09	11,377,905	462,000	435,064	-	26,936
SGD	12/26/08	1,332,000	940,944	930,666	-	10,278
SKK	10/28/08	39,686,450	2,049,216	1,845,799	-	203,417
TRY	10/10/08	367,808	284,000	289,013	5,013	-
TRY	10/10/08	812,827	621,000	638,695	17,695	-
TRY	10/10/08	3,946,020	2,835,599	3,100,663	265,064	-
TRY	10/10/08	1,173,000	968,781	921,708	-	47,073
TRY	10/10/08	535,642	428,000	420,891	-	7,109
TRY	10/14/08	1,213,249	997,000	952,161	-	44,839
TRY	06/23/09	3,781,700	2,656,808	2,710,900	54,092	-
TZS	10/06/08	340,293,130	293,000	293,094	94	-
TZS	10/27/08	516,810,000	440,307	443,742	3,435	-
TZS	10/28/08	250,113,000	215,676	215,448	-	228
TZS	11/03/08	659,394,600	562,000	565,335	3,335	-
UAH	10/01/08	2,161,210	425,000	425,854	854	-
UAH	11/17/08	2,015,020	389,000	393,209	4,209	-
UAH	11/28/08	1,990,000	364,469	386,601	22,132	-
UAH	12/17/08	1,713,130	326,000	331,324	5,324	-
UAH	12/18/08	1,046,400	192,000	202,523	10,523	-
UAH	03/16/09	902,160	168,000	168,265	265	-
UGX	10/02/08	1,221,179,000	742,584	730,933	-	11,651
UGX	10/03/08	572,250,000	350,000	342,445	-	7,555
UGX	10/24/08	448,920,000	257,569	267,445	9,876	-
UGX	10/29/08	410,025,000	235,748	244,014	8,266	-

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2008 (concluded):
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
UGX	11/03/08	889,134,400	$539,000	$528,551	$-	$10,449
UGX	11/28/08	268,461,000	161,675	158,691	-	2,984
UGX	12/24/08	1,125,933,750	657,000	662,948	5,948	-
UGX	12/29/08	688,242,280	404,000	404,937	937	-
UGX	01/05/09	391,482,000	234,000	229,842	-	4,158
UGX	04/02/09	980,873,000	564,801	561,096	-	3,705
ZMK	10/09/08	2,106,092,000	622,000	587,668	-	34,332
ZMK	10/22/08	894,384,000	248,509	248,678	169	-
ZMK	10/23/08	673,200,000	187,000	187,128	128	-
ZMK	10/31/08	98,796,000	27,574	27,402	-	172
ZMK	11/25/08	1,151,851,000	318,323	317,245	-	1,078
ZMK	11/26/08	1,023,024,000	282,838	281,685	-	1,153
ZMK	01/12/09	1,332,204,570	321,000	362,312	41,312	-
Total Forward Currency Purchase Contracts			$86,526,416	$85,349,178	$741,214	$1,918,452

Forward Currency Sale Contracts open at September 30, 2008:
			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
AED	10/08/08	2,410,100	$656,274	$656,151	$123	$-
BRL	10/14/08	4,249,486	2,378,000	2,229,429	148,571	-
BRL	11/13/08	1,887,502	980,520	984,191	-	3,671
COP	10/02/08	1,490,059,500	786,000	680,688	105,312	-
COP	10/02/08	318,976,200	146,656	145,714	942	-
COP	02/27/09	3,293,053,000	1,649,000	1,467,301	181,699	-
EUR	10/06/08	679,000	964,733	955,896	8,837	-
EUR	10/06/08	328,000	512,966	461,759	51,207	-
EUR	10/06/08	403,146	590,710	567,550	23,160	-
EUR	10/28/08	1,310,000	2,049,216	1,848,380	200,836	-
EUR	11/28/08	2,446,209	3,582,963	3,454,548	128,415	-
HUF	10/14/08	269,819,095	1,580,946	1,567,229	13,717	-
HUF	10/20/08	231,041,040	1,334,726	1,341,175	-	6,449
ILS	11/04/08	2,953,349	867,407	849,913	17,494	-
MXN	10/06/08	30,343,526	2,908,000	2,774,519	133,481	-
MYR	10/03/08	1,741,686	506,894	505,936	958	-
MYR	10/03/08	1,741,686	505,951	505,936	15	-
MYR	10/07/08	2,227,276	647,840	647,060	780	-
MYR	10/14/08	3,288,162	956,000	955,955	45	-
PEN	12/03/08	2,432,520	870,000	812,183	57,817	-
PLN	10/06/08	2,321,723	979,552	962,313	17,239	-
PLN	10/06/08	1,898,330	835,208	786,824	48,384	-
RUB	10/22/08	8,595,000	343,731	334,242	9,489	-
RUB	03/16/09	11,377,905	433,940	435,064	-	1,124
SKK	10/28/08	39,686,450	1,854,853	1,845,799	9,054	-
TRY	10/10/08	3,938,000	3,008,403	3,094,362	-	85,959
TRY	10/10/08	1,188,656	929,000	934,009	-	5,009
TRY	10/10/08	3,217,379	2,312,000	2,528,119	-	216,119
TRY	10/10/08	1,516,584	1,157,000	1,191,686	-	34,686
TRY	10/13/08	1,810,281	1,456,840	1,421,150	35,690	-
TZS	10/06/08	340,293,130	293,356	293,094	262	-
UAH	10/01/08	2,161,210	427,117	425,854	1,263	-
UGX	10/02/08	1,221,179,000	728,193	730,933	-	2,740
Total Forward Currency Sale Contracts			$39,233,995	$38,394,962	1,194,790	355,757
Gross unrealized appreciation/depreciation on Forward Currency Contracts					$1,936,004	$2,274,209

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

(a)	Non-income producing security.

(b)

For federal income tax purposes, the aggregate cost was $211,975,218, aggregate gross unrealized appreciation was $23,271,140, aggregate gross unrealized depreciation was $24,403,531, and the net unrealized depreciation was $1,132,391.

(c)	Segregated security for forward currency contracts.

(d)	Principal amount denominated in respective country’s currency unless otherwise specified.

(e)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2008, these securities amounted to 4.6% of net assets and are not considered to be liquid.

Structured Notes – Principal amount denominated in U.S. dollars. Interest rate shown reflects current yield as of September 30, 2008.

Corporate Bond – Variable rate security. Principal amount denominated in Russian Ruble. Interest rate shown reflects current rate as of September 30, 2008.

(f)	Principal amount denominated in Ghanaian Cedi.

(g)	Principal amount denominated in Zambian Kwacha.

Security Abbreviations:
ADR – American Depositary Receipt
NTN-B – Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F
TES – Titulos de Tesoreria

Currency Abbreviations:
AED — United Arab Emirates Dirham	MXN — Mexican Peso
ARS — Argentine Peso	MYR — Malaysian Ringgit
BRL — Brazilian Real	NGN — Nigerian Naira
CLP — Chilean Peso	PEN — Peruvian New Sol
CNY — Chinese Renminbi	PHP — Philippine Peso
COP — Colombian Peso	PLN — Polish Zloty
EUR — Euro	RUB — Russian Ruble
GHC — Ghanaian Cedi	SGD — Singapore Dollar
HUF — Hungarian Forint	SKK — Slovenska Koruna
IDR — Indonesian Rupiah	TRY — New Turkish Lira
ILS — Israeli Shekel	TZS — Tanzanian Shilling
INR — Indian Rupee	UAH — Ukranian Hryvnia
KES — Kenyan Shilling	UGX — Ugandan Shilling
KWD — Kuwaiti Dinar	ZMK — Zambian Kwacha

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2008 (unaudited)

Portfolio holdings by industry (as percentage of net assets):
Industry
Alcohol & Tobacco	6.2%
Banking	15.1
Computer Software	9.1
Drugs	10.8
Energy Integrated	11.5
Financial Services	8.0
Food & Beverages	4.4
Gas Utilities	2.0
Housing	1.1
Insurance	1.4
Manufacturing	3.9
Medical Products	3.9
Retail	4.0
Semiconductors & Components	1.7
Technology	3.7
Technology Hardware	5.3
Telecommunications	4.9
Subtotal	97.0
Foreign Government Obligations	13.1
Structured Notes	3.8
Supranationals	0.4
Total Investments	114.3%

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2008 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contracts. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard Global Total Return & Income Fund, Inc.’s (the “Fund”) net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s Investment Manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. SFAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

		Other
	Investments	Financial
Level	in Securities	Instruments*
Level 1	$177,488,026	$-
Level 2	22,929,658	(338,205)
Level 3	10,425,143	-
Total	$210,842,827	$(338,205)

*Other financial instruments are derivative instruments such as forward contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
In Securities
Balance as of 12/31/07	$6,486,430
Accrued discounts/premiums	10,945
Realized gain (loss)	-
Change in unrealized
appreciation/depreciation	(1,004,165)
Net purchases (sales)	4,931,933
Net transfers in and/or out of
Level 3	-
Balance as of 9/30/08	$10,425,143
Net change in unrealized
appreciation/depreciation
from investments still held
as of 9/30/08	$(1,004,165)

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.       Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.       Exhibits.

      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2008

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2008